Credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit quality of derivative assets [Line Items]
Derivative assets	₩ 3,400,178	₩ 3,002,859
Internal credit grades
Credit quality of derivative assets [Line Items]
Derivative assets	3,400,178	3,002,859
Grade 1
Credit quality of derivative assets [Line Items]
Derivative assets	3,290,638	2,944,814
Grade 2
Credit quality of derivative assets [Line Items]
Derivative assets	₩ 109,540	₩ 58,045